Taxation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Income taxes rate	26.50%	26.50%
Effective income tax expense (benefit) rate		45.30%
Effective income tax net charge associated with separation of financial and risk		$ 40
Tax benefit (expense)	$ (1,198)	136
Percentage of increase in effective tax rate	1.00%
Sensitivity to change in effective tax rate	$ 4
Enactment of foreign tax reform expense		130
Deferred tax asset	$ 1,176	31
Tax Effect Of Financial And Risk Charges		$ 90